Background and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified					12 Months Ended
	Sep. 27, 2013 Country	Jul. 09, 2013 Right	Jun. 28, 2013	Sep. 28, 2012	Sep. 27, 2013 Covidien Selling, general and administrative	Sep. 28, 2012 Covidien Selling, general and administrative	Sep. 30, 2011 Covidien Selling, general and administrative	Jul. 09, 2013 Minimum
Schedule of Basis of Presentation [Line Items]
Number of countries in which entity has sales presence	70
Allocated expenses					$ 39.6	$ 49.2	$ 56.3
Distribution ratio	0.125		0.125
Stock outstanding after distribution (in shares)	57,713,390		57,694,885	0
Ordinary shares, par value (in usd per share)	$ 0.20		$ 0.20	$ 0.00
Preferred shares, shares authorized (in shares)	500,000,000			0
Preferred shares, par value (in usd per share)	$ 0.20			$ 0.00
Preferred shares, shares issued (in shares)	0			0
Preferred shares, shares outstanding (in shares)	0			0
Number of preferred share purchase rights issued for one ordinary share		1
Period until preferred share purchase right is exercisable		10 days
Beneficial ownership trigger (percentage)								10.00%